Investment Securities (Unrealized and realized gains and losses recognized in net income on equity securities ) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment Securities
Equity Securities	$ 6,095,000	$ 5,937,000
Summary of unrealized and realized gains and losses recognized in net income on equity securities
Net gains (losses) recognized during the period on equity securities	158,000	(388,000)
Unrealized gains (losses) recognized during the reporting period on equity securities still held at the reporting date	$ 158,000	$ (388,000)